Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Installment shares	Dec. 31, 2020 USD ($) Installment shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 408,208		¥ 281,744	¥ 226,695
Share based compensation arrangement by share based payment award option Forfeitures | shares	18,000	18,000	257,750
Share based compensation	¥ 408,208	$ 62,560	¥ 281,744	226,695
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	332,509		¥ 176,778	¥ 69,620
Unrecognized compensation expense	¥ 369,432
Weighted average period over which unrecognized compensation expense is expected to be recognized	11 months 26 days	11 months 26 days
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months	48 months
Number of equal vesting installments | Installment	4	4
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	¥ 0
Share based compensation arrangement by share based payment award accelerated compensation cost	¥ 1,869
Share based compensation arrangement by share based payment award option Forfeitures | shares			262,503
Employee Stock Option [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	3,144,152	3,144,152	2,908,370	4,183,685
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation in general and administrative expenses	¥ 191		¥ 6,746	¥ 20,980
Non Employee Options [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	0	0	0	10,000
Share based compensation	¥ 0		¥ 0	¥ 1,076
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 408,208		279,748	220,862
Share-based compensation arrangement by share-based payment award, expiration period	10 years	10 years
Huya 2017 Share Incentive Plan [Member] | Grant vesting attribution Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 75,699		¥ 102,970	¥ 151,242
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares					28,394,117
Huya 2017 Share Incentive Plan [Member] | Incentive Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares					17,647,058
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months	48 months
Number of equal vesting installments | Installment	4	4
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months	24 months
Number of equal vesting installments | Installment	4	4
Huya 2017 Share Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	0	0	0	5,918,353
Huya 2017 Share Incentive Plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	0	0	0	220,000
JOYY 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense			¥ 1,996	¥ 5,833
Unrecognized compensation expense	¥ 0